Assets Held for Sale - Additional Information (Details)		12 Months Ended
	Dec. 16, 2021 USD ($) shares	Dec. 31, 2021 oz
Stream Arrangement | Gold
Assets Held for Sale [Line Items]
Number of ounces to be delivered		1,000
Number Of ounces delivered		2,700
Stream Arrangement | Gold | Maximum
Assets Held for Sale [Line Items]
Number of ounces to be delivered		9,000
Stream Arrangement | Silver
Assets Held for Sale [Line Items]
Number Of ounces delivered		85,803
Stream Arrangement | Silver | Minera Mercedes Minerales, S. de. R.L. de C.V.
Assets Held for Sale [Line Items]
Percentage of precious metal production to be issued, milestone 1		100.00%
Number of ounces to be delivered, milestone 1		3,750,000
Percentage of precious metal production to be issued, milestone 2		30.00%
Percentage of prevailing precious metal price for production issued, milestone 2		20.00%
Stream Arrangement | Silver | Maximum | Minera Mercedes Minerales, S. de. R.L. de C.V.
Assets Held for Sale [Line Items]
Number Of ounces delivered		2,100,000
Stream Arrangement | Silver | Minimum | Minera Mercedes Minerales, S. de. R.L. de C.V.
Assets Held for Sale [Line Items]
Number of ounces to be delivered		300,000
Bear Creek
Assets Held for Sale [Line Items]
Receivable on closing of the transaction | $	$ 75,000,000
Receivable within six months of closing of the transaction | $	$ 25,000,000
Due from associate, common stock (in shares) | shares	24,730,000
Proportion of ownership interest in associate	19.90%
Percentage of net smelter returns to royalty	2.00%